Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
CURRENT ASSETS
Cash		$ 1,897		$ 1,949		$ 372
Prepaid expenses and other current assets		324		2,354		414
Total current assets		2,221		4,303		786
NONCURRENT ASSETS
Machinery and equipment, net		982		1,270		887
Forward purchase agreement derivative asset				230
Operating lease right-of-use assets, net		3,237		4,073		199
Other noncurrent assets		217		143		725
TOTAL ASSETS		6,657		10,019		2,597
CURRENT LIABILITIES
Legal settlement liability						640
Term notes payable, net of discount, including accrued interest				529		507
Related party term notes payable, net of discount, including accrued interest				278		1,962
Related party convertible notes payable, including accrued interest						804
Related party contingently convertible notes payable, including contingently issuable warrants, at fair value						1,152
Simple agreements for future equity (SAFE), at fair value						24,575
Related party SAFE, at fair value						4,615
Loans payable, net of issuance costs						1,000
Finance lease liability, current		69		81		72
Operating lease right-of-use liability, current		1,163		1,035		44
Total current liabilities		11,579		10,232		42,989
NONCURRENT LIABILITIES
Operating lease right-of-use liability, noncurrent		2,161		3,037		305
Finance lease liability, noncurrent		166		216		142
Related party other noncurrent liabilities				538
Warrant liability		163		623
Related party warrant liability		13		48
Convertible notes payable, including accrued interest		1,773
Related party term notes payable, net of discount, including accrued interest				2,060
Promissory note		600
Other noncurrent liabilities				1,500
TOTAL LIABILITIES		16,455		18,254		43,436
STOCKHOLDERS’ DEFICIT(1)
Common stock, $0.0001 par value, 330,000 shares authorized; 3,552 and 859 shares issued and outstanding as of December 31, 2023 and 2022, respectively		1			[1]	2	[1]
Additional paid-in capital		107,408		91,384	[1]	19,928	[1]
Non-controlling interest		485
Accumulated other comprehensive loss, net of tax		(74)		(47)	[1]	(14)	[1]
Accumulated deficit		(117,618)		(99,572)	[1]	(70,356)	[1]
Total stockholders’ deficit		(9,798)		(8,235)	[1]	(50,440)	[1]
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT		6,657		10,019	[1]	2,597	[1]
Series A2 Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK(1)
Convertible preferred stock			[2]		[1]	4,376	[1]
Founders Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK(1)
Convertible preferred stock	[1]					1,354
Series A1 Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK(1)
Convertible preferred stock	[1]					3,871
Nonrelated Party [Member]
CURRENT LIABILITIES
Related party accounts payable		3,574		2,796		2,124
Related party accrued expenses and other current liabilities		2,567		4,896		5,142
Term notes payable, net of discount, including accrued interest		242
NONCURRENT LIABILITIES
Other noncurrent liabilities
Related Party [Member]
CURRENT LIABILITIES
Related party accounts payable				81		147
Related party accrued expenses and other current liabilities		496		536		205
Related party term notes payable, net of discount, including accrued interest		2,631
Loans payable, net of issuance costs		217
Related party other current liability		620
NONCURRENT LIABILITIES
Other noncurrent liabilities
Restatement [Member]
CURRENT ASSETS
Cash				1,949
Prepaid expenses and other current assets				2,354
Total current assets				4,303
NONCURRENT ASSETS
Machinery and equipment, net				1,270
Forward purchase agreement derivative asset				230
Operating lease right-of-use assets, net				4,073
Other noncurrent assets				373
TOTAL ASSETS				10,019
CURRENT LIABILITIES
Legal settlement liability
Finance lease liability, current				81
Operating lease right-of-use liability, current				1,035
Total current liabilities				10,232
NONCURRENT LIABILITIES
Operating lease right-of-use liability, noncurrent				3,037
Finance lease liability, noncurrent				216
Warrant liability				623
Related party warrant liability				48
Convertible notes payable, including accrued interest
Related party term notes payable, net of discount, including accrued interest				2,060
Promissory note
TOTAL LIABILITIES				18,254
STOCKHOLDERS’ DEFICIT(1)
Common stock, $0.0001 par value, 330,000 shares authorized; 3,552 and 859 shares issued and outstanding as of December 31, 2023 and 2022, respectively				1
Additional paid-in capital				91,383
Non-controlling interest
Accumulated other comprehensive loss, net of tax				(47)
Accumulated deficit				(99,572)
Total stockholders’ deficit				(8,235)		$ (50,440)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT				10,019
Restatement [Member] | Series A2 Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK(1)
Convertible preferred stock	[2]
Restatement [Member] | Nonrelated Party [Member]
CURRENT LIABILITIES
Related party accounts payable				2,796
Related party accrued expenses and other current liabilities				4,896
Term notes payable, net of discount, including accrued interest				529
NONCURRENT LIABILITIES
Other noncurrent liabilities				1,500
Restatement [Member] | Related Party [Member]
CURRENT LIABILITIES
Related party accounts payable				81
Related party accrued expenses and other current liabilities				536
Related party term notes payable, net of discount, including accrued interest				278
Loans payable, net of issuance costs
Related party other current liability
NONCURRENT LIABILITIES
Other noncurrent liabilities				$ 538

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.
[2]	Retroactively restated for reverse recapitalization.